Aug. 01, 2020
KraneShares E Fund China Commercial Paper ETF
KraneShares E Fund China Commercial Paper ETF
KRANESHARES TRUST

KraneShares E Fund China Commercial Paper ETF
(the “Funds”)

Supplement dated June 4, 2021 to the currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information as each may be supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2020 and the supplement dated January 13, 2021. This supplement supersedes the supplements dated March 24, 2021, April 5, 2021, April 23, 2021 and May 13, 2021.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
On June 4, 2021, the name of KraneShares E Fund China Commercial Paper ETF was changed to KraneShares Bloomberg Barclays China Bond Inclusion Index ETF and the underlying index of KraneShares E Fund China Commercial Paper ETF was changed from CSI Diversified High Grade Commercial Paper Index to the Bloomberg Barclays China Inclusion Focused Bond Index. For additional information on these changes, please refer to the supplement dated January 13, 2021 (the “Supplement”). While the Supplement indicates an earlier effective date of these changes, as previously announced the effective date of these changes was delayed to June 4, 2021 and are now effective as of the date of this supplement. In addition, the previously announced voluntary fee waiver by Krane Funds Advisors, LLC to waive its management fee by an additional 0.48% of KraneShares E Fund China Commercial Paper ETF’s average daily net assets since April 8, 2021 is no longer in effect as of June 4, 2021.

In addition, the changes related to KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF discussed in the Supplement are also effective as of June 4, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.